Condensed Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
Current assets:
Cash and cash equivalents	$ 82,152	$ 74,816
Accounts receivable, net of allowance for doubtful accounts of $8,751 and $7,840 in 2012 and 2011, respectively	88,689	86,428
Net investment in direct financing and sales-type leases	30,472	25,075
Trading containers	15,081	12,970
Containers held for sale	9,250	7,832
Prepaid expenses	17,945	10,243
Deferred taxes	2,441	2,443
Due from affiliates, net	14
Total current assets	246,044	219,807
Restricted cash	46,628	45,858
Containers, net of accumulated depreciation of $407,021 and $377,731 at 2012 and 2011, respectively	2,313,057	1,903,855
Net investment in direct financing and sales-type leases	106,888	85,121
Fixed assets, net of accumulated depreciation of $8,805 and $9,027 at 2012 and 2011, respectively	1,680	1,717
Intangible assets, net of accumulated amortization of $33,549 and $33,340 at 2012 and 2011, respectively	43,845	46,675
Other assets	15,912	7,171
Total assets	2,774,054	2,310,204
Current liabilities:
Accounts payable	3,116	2,616
Accrued expenses	12,033	18,491
Container contracts payable	232,221	25,510
Deferred revenue	2,558	6,245
Due to owners, net	14,195	15,812
Revolving credit facilities	123,500
Secured debt facility		41,035
Bonds payable	131,500	91,500
Total current liabilities	519,123	201,209
Revolving credit facilities	36,084	133,047
Secured debt facilities	642,000	779,383
Bonds payable	772,041	464,226
Deferred revenue	73	1,136
Interest rate swaps and caps	14,037	16,110
Income tax payable	27,363	22,729
Deferred taxes	6,672	7,438
Total liabilities	2,017,393	1,625,278
Textainer Group Holdings Limited shareholders' equity:
Common shares, $0.01 par value. Authorized 140,000,000 shares; issued and outstanding 49,567,852 and 48,951,114 at 2012 and 2011, respectively	496	490
Additional paid-in capital	165,114	154,460
Accumulated other comprehensive loss	(23)	(28)
Retained earnings	586,521	528,906
Total Textainer Group Holdings Limited shareholders' equity	752,108	683,828
Noncontrolling interest	4,553	1,098
Total equity	756,661	684,926
Total liabilities and equity	$ 2,774,054	$ 2,310,204